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                                                       Deutsche Asset Management

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                                    World Map

                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                                      Investment

Cash Management Fund
Treasury Money Fund

Investment Funds
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................  3

              INVESTMENT FUNDS
                 Statements of Assets and Liabilities .................  7
                 Statements of Operations .............................  8
                 Statements of Changes in Net Assets ..................  9
                 Financial Highlights ................................. 10
                 Notes to Financial Statements ........................ 12

              PORTFOLIOS
                 Schedules of Portfolio Investments ................... 14
                 Statements of Assets and Liabilities ................. 21
                 Statements of Operations ............................. 22
                 Statements of Changes in Net Assets .................. 23
                 Financial Highlights ................................. 24
                 Notes to Financial Statements ........................ 25


           ---------------------------------------------------------

 The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Deutsche Bank AG. Each Fund is subject to investment risks, including possible loss of principal amount invested.
           ---------------------------------------------------------

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                                        2

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Cash Management Fund Investment and Treasury Money Fund Investment (the 'Funds'), providing a detailed review of the markets, the Portfolios (the Funds invest all of their assets in master portfolios with the same goals as the Funds'), and our outlook as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
The money markets were impacted primarily by the actions of the Federal Reserve Board during the semi-annual period.

The Federal Reserve Board eased interest rates six times since the start of the new year, causing money market yields to dramatically decline.

o On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.

o At each of the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50%. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.

o On June 27, in a show of restraint, the Federal Reserve Board cut interest rates again, but this time by 0.25%.

o This half-year campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.

o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

As the US economic slowdown accelerated and the equity markets continued to slide through much of the semi-annual period, a deterioration in credit quality of many corporations also impacted the money markets.

o A number of companies were either downgraded or 'on watch' for possible downgrades by the rating agencies.

o The purchase of high quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

The performance of the US Treasury market was impacted not only by the Federal Reserve Board easing, but also by an ongoing lack of supply in the Treasury market.

o The US Treasury changed its issuance patterns by eliminating the one-year bill in February. Consequently, there was increased liquidity in the short-term Treasury coupon sector.

o At the same time, the government continued its aggressive buyback program, whereby the US Treasury buys back its own longer-dated issues with budget surplus monies. The result is less supply, which, in turn, creates a perceived scarcity value for US Treasuries.

o In contrast to this reduction in the above-mentioned technical supply, the US Treasury increased the size of its weekly bill auctions in the second quarter in order to finance the pending tax cuts and its other initiatives.


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                                        3

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

INVESTMENT REVIEW


   Periods Ended                                                               Annualized 7 Day    Annualized 7 Day
   June 30, 2001                                                                Current Yield 2   Effective Yield 2
-------------------------------------------------------------------------------------------------------------------
  Cash Management Fund Investment 1                                                       3.52%               3.57%
-------------------------------------------------------------------------------------------------------------------
  iMoneyNet--First Tier Retail Money Funds Average 3                                      3.45%               3.51%
-------------------------------------------------------------------------------------------------------------------
  Treasury Money Fund Investment 1                                                        3.23%               3.27%
-------------------------------------------------------------------------------------------------------------------
  iMoneyNet--US Treasury and Repo Retail Money Funds Average 3                            3.27%               3.32%
-------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations below. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

     An investment in each Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2 The investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002. Without such fee waivers the 7-day current and effective yields would have been 3.48% and 3.53% for Cash Management Fund Investment, and 3.20% and 3.24% for Treasury Money Fund Investment.

3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.


                                                               CUMULATIVE                          AVERAGE ANNUAL
                                                            TOTAL RETURNS                           TOTAL RETURNS
   Periods Ended            6 Months  1 Year 3 Years 5 Years 10 Years  Since   1 Year 3 Years 5 Years 10 Years    Since
   June 30, 2001                                                   Inception                                  Inception
-----------------------------------------------------------------------------------------------------------------------
 Cash Management Fund
   Investment 1
   (Inception 10/5/88)         2.32%   5.42%  16.01%  27.77%   54.81% 90.82%    5.42%   5.07%   5.02%    4.47%    5.21%
 iMoneyNet--First Tier
   Retail Money Funds
   Average 2                   2.28%   5.38%  16.05%  28.10%   56.16% 92.80% 3  5.38%   5.08%   5.07%    4.55%    5.28% 3
-----------------------------------------------------------------------------------------------------------------------
 Treasury Money Fund
   Investment 1
   (Inception 11/1/88)         2.17%   5.16%  15.14%  26.53%   52.28% 85.27%    5.16%   4.81%   4.82%    4.30%    4.99%
 iMoneyNet--US Treasury
   and Repo Retail Money
   Funds Average 2             2.17%   5.17%  15.32%  26.87%   54.28% 86.20% 3  5.17%   4.86%   4.87%    4.43%    5.03% 3
-----------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Total returns will fluctuate. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

3 Since Inception benchmark returns are for the periods beginning September 30, 1988 for the Cash Management Fund Investment and October 31, 1988 for the Treasury Money Fund Investment.

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


CASH MANAGEMENT FUND INVESTMENT
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in the Fund for the semi-annual period.

We successfully navigated through the semi-annual period's credit quality problems and the huge volume of downgrades without negative impact to the Fund. Our credit staff was especially aggressive in anticipating potential problems by placing maturity caps on several companies' securities that were subsequently downgraded. In our effort to provide capital preservation, selecting high-grade instruments that have little risk for downgrades by the rating agencies-especially in these uncertain times-continued to be our primary purchasing focus.

Given the subsequent and unprecedented rapid easings by the Federal Reserve Board, we maintained the Fund's weighted average maturity somewhat longer than the benchmark position over the semi-annual period. This, too, became a challenge for several reasons. The short end of the money market yield curve was inverted (ie, yields were highest at the shortest end of the curve). Also, the top-rated corporations were issuing short-term securities when we were extending the Fund's maturity.




 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Yankee Certificates   Money Market   Commercial   Eurodollar Certificates   Eurodollar Time   Floating Rate   Funding       Other 1
of Deposit            Funds          Paper        of Deposit                Deposits          Notes           Agreements
-----------------------------------------------------------------------------------------------------------------------------------
6%                    9%             43%          14%                       10%               13%             2%            3%

--------------------------------------------------------------------------------
1 Comprises holdings in securities of less than 2%.




TREASURY MONEY FUND INVESTMENT
Our strategy was to maintain a neutral to slightly longer than average duration. We anticipated the Federal Reserve Board's rapid interest rate decreases by focusing our purchases on longer-term US Treasury notes and bonds, as these securities outperformed the overnight repurchase agreements over time. We also took advantage of the higher yields offered by cash management bills when those opportunities presented themselves. In addition, we captured higher yields available prior to Federal Reserve Board easings by purchasing term repurchase agreements.




 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      US Treasury       Money Market      Repurchase
US Treasury Bills     Notes & Bonds     Funds             Agreements
--------------------------------------------------------------------
12%                   13%               7%                68%

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates one more time. On the one hand, economic growth may continue to stall through the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. If further weakness should develop, we believe the Federal Reserve Board will not hesitate to ease more, confident that resources will eventually become less strained and eliminate lingering inflation pressures.

For the near term, then, we intend to maintain a longer-than-benchmark weighted average maturity for Cash Management Portfolio. We also intend to continue to seek high quality issuers in an effort to avoid potential downgrades, as the economy remains sluggish.

When the economy begins to recover and accelerate, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of Treasury Money Portfolio.

In the meantime, we anticipate added liquidity to dominate the US Treasury bill sector over the next several months, despite the reduction in one-year supply. Not only did the US Treasury recently increase the size of its weekly bill auctions to finance the pending tax cuts, but it also intends to implement a new 4-week bill, probably before the end of this summer. The size of the bill is expected to be near $10 billion and will likely eliminate the need for seasonal cash management bills.

In fact, the new 4-week bill is expected to comprise between 6% and 10% of all outstanding Treasury bills, approximately the same percentage accounted for by the former one-year bill. As the new 4-week bill becomes fully integrated into the weekly auction schedule, it could even potentially outpace the 3-month and 6-month Treasury bills outstanding. We believe there will likely be strong demand for these new 4-week securities, as they possess characteristics beneficial to a Treasury portfolio-namely, high liquidity, elastic size and low price volatility. These 4-week bills should also prove advantageous over sensitive dates for Treasury portfolios, including quarter and year ends. Given this scenario, we anticipate purchasing these 4-week bills for Treasury Money Portfolio as they become available.

At the same time, the government buyback program continues, with the US Treasury on track to repurchase close to $26 billion in securities by year-end 2001. If government projections are correct and its budget surplus grows over the next several years, then we believe that the surplus will outstrip maturing debt by fiscal year 2005, theoretically eliminating the need for new coupon supply.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.




/S/ DARLENE M. RASEL
Darlene M. Rasel
Portfolio Manager of CASH MANAGEMENT PORTFOLIO




/S/ CHRISTINE HADDAD
Christine Haddad
Portfolio Manager of TREASURY MONEY PORTFOLIO
June 30, 2001


--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)


                                                                                        JUNE 30, 2001
-----------------------------------------------------------------------------------------------------
                                                                                CASH         TREASURY
                                                                          MANAGEMENT            MONEY
                                                                                FUND             FUND
                                                                       -------------    -------------
ASSETS
   Investment in the Portfolio, at value 1 .........................   $ 195,021,659    $ 352,464,742
   Prepaid expenses and other ......................................           7,574           39,222
                                                                       -------------    -------------
Total assets .......................................................     195,029,233      352,503,964
                                                                       -------------    -------------
LIABILITIES
   Dividend payable ................................................         573,991          836,419
   Due to administrator ............................................          82,613          137,360
   Accrued expenses and other ......................................          36,478           49,359
                                                                       -------------    -------------
Total liabilities ..................................................         693,082        1,023,138
                                                                       -------------    -------------
NET ASSETS .........................................................   $ 194,336,151    $ 351,480,826
                                                                       =============    =============
COMPOSITION OF NET ASSETS
   Paid-in capital .................................................   $ 194,366,792    $ 351,396,956
   Undistributed (distribution in excess) of net investment income .          17,379          (23,018)
   Accumulated net realized gain (loss) from investment transactions         (48,020)         106,888
                                                                       -------------    -------------
NET ASSETS .........................................................   $ 194,336,151    $ 351,480,826
                                                                       =============    =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ..........................     194,366,791      351,396,956
                                                                       =============    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ......................   $        1.00    $        1.00
                                                                       =============    =============

--------------------------------------------------------------------------------
1 Investment in the Cash Management Portfolio and Treasury Money Portfolio, respectively.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)


                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
                                                            CASH       TREASURY
                                                      MANAGEMENT          MONEY
                                                            FUND           FUND
                                                     -----------    -----------
INVESTMENT INCOME
   Income, net 1 .................................   $ 5,572,586    $ 7,474,842
                                                     -----------    -----------
EXPENSES
   Administration and services fees ..............       584,728        841,390
   Professional fees .............................        17,875         14,195
   Printing and shareholder reports ..............         8,597          6,042
   Trustees fees .................................         5,203          3,741
   Registration fees .............................         5,028         18,135
   Miscellaneous .................................         1,895         20,500
                                                     -----------    -----------
Total expenses ...................................       623,326        904,003
Less: fee waivers and/or expense reimbursements ..       (17,334)       (62,613)
                                                     -----------    -----------
Net expenses .....................................       605,992        841,390
                                                     -----------    -----------
NET INVESTMENT INCOME ............................     4,966,594      6,633,452
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...         6,170         21,793
                                                     -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......   $ 4,972,764    $ 6,655,245
                                                     ===========    ===========

--------------------------------------------------------------------------------
1 Allocated from the Cash Management Portfolio and Treasury Money Portfolio, respectively.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                       FOR THE SIX            FOR THE        FOR THE SIX            FOR THE
                                      MONTHS ENDED         YEAR ENDED       MONTHS ENDED         YEAR ENDED
                                   JUNE 30, 2001 1  DECEMBER 31, 2000    JUNE 30, 2001 1  DECEMBER 31, 2000

                                                 CASH MANAGEMENT FUND                   TREASURY MONEY FUND
                                   ----------------------------------    ----------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS
   Net investment income .......   $     4,966,594    $    12,096,368    $     6,633,452    $    21,986,646
   Net realized gain (loss) from
     investment transactions ...             6,170              3,999             21,793            (17,249)
                                   ---------------    ---------------    ---------------    ---------------
Net increase in net assets
   from operations .............         4,972,764         12,100,367          6,655,245         21,969,397
                                   ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .......        (4,954,056)       (12,091,546)        (6,656,470)       (21,995,499)
                                   ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value
   of $1.00 per share)
   Proceeds from sales
     of shares .................     1,212,241,034      4,019,546,011      2,198,143,357      6,773,162,739
   Dividend reinvestments ......           617,432          1,790,282          4,471,248         13,223,600
   Cost of shares redeemed .....    (1,262,529,591)    (3,931,660,950)    (2,187,018,383)    (7,011,203,848)
                                   ---------------    ---------------    ---------------    ---------------
Net increase (decrease)
   in net assets from
   capital share transactions ..       (49,671,125)        89,675,343         15,596,222       (224,817,509)
                                   ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...............       (49,652,417)        89,684,164         15,594,997       (224,843,611)
NET ASSETS
   Beginning of period .........       243,988,568        154,304,404        335,885,829        560,729,440
                                   ---------------    ---------------    ---------------    ---------------
   End of period ...............   $   194,336,151    $   243,988,568    $   351,480,826    $   335,885,829
                                   ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CASH MANAGEMENT FUND
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997         1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ............... $   1.00      $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                       --------      --------     --------      --------      --------     --------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.02          0.06         0.04          0.05          0.05         0.05
   Net realized gain (loss) from
     investment transactions .........     0.00 2        0.00 2       0.00 2        0.00 2       (0.00) 2      0.00 2
                                       --------      --------     --------      --------      --------     --------
Total from investment
   operations ........................     0.02          0.06         0.04          0.05          0.05         0.05
                                       --------      --------     --------      --------      --------     --------
CONTRIBUTIONS OF CAPITAL .............       --            --           --            --            --         0.00 2
                                       --------      --------     --------      --------      --------     --------
DISTRIBUTIONS TO
   SHAREHOLDERS
   Net investment income .............    (0.02)        (0.06)       (0.04)        (0.05)        (0.05)       (0.05)
                                       --------      --------        --------   --------      --------     --------
NET ASSET VALUE,
   END OF PERIOD ..................... $   1.00      $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                       ========      ========     ========      ========      ========     ========
TOTAL INVESTMENT RETURN ..............     2.32%         5.87%        4.58%         4.93%         4.98%        4.82% 3
SUPPLEMENTAL DATA
   AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $194,336      $243,989     $154,304      $232,586      $138,423     $118,969
   Ratios to average net assets:
     Net investment income ...........     4.69% 4       5.75%        4.42%         4.80%         4.88%        4.72%
     Expenses after waivers
        and/or reimbursements,
        including expenses of
        the Cash Management
        Portfolio ....................     0.75% 4       0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses of
        the Cash Management
        Portfolio ....................     0.79% 4       0.79%        0.78%         0.81%         0.78%        0.78%

--------------------------------------------------------------------------------
1    Unaudited.
2    Less than $0.01 per share.
3 Increased by approximately 0.08% due to Contributions of Capital for the year ended December 31, 1996.
4    Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 TREASURY MONEY FUND
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997         1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ............... $   1.00      $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                       --------      --------     --------      --------      --------     --------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.02          0.05         0.04          0.05          0.05         0.05
   Net realized gain (loss) from
     investment transactions .........     0.00 2       (0.00) 2     (0.00) 2       0.00 2       (0.00) 2      0.00 2
                                       --------      --------     --------      --------      --------     --------
Total from investment
   operations ........................     0.02          0.05         0.04          0.05          0.05         0.05
                                       --------      --------     --------      --------      --------     --------
DISTRIBUTIONS TO
   SHAREHOLDERS
   Net investment income .............    (0.02)        (0.05)       (0.04)        (0.05)        (0.05)       (0.05)
                                       --------      --------     --------      --------      --------     --------
NET ASSET VALUE,
   END OF PERIOD ..................... $   1.00      $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                       ========      ========     ========      ========      ========     ========
TOTAL INVESTMENT RETURN ..............     2.17%         5.60%        4.32%         4.76%         4.86%        4.71%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $351,481      $335,886     $560,729      $308,911      $268,274     $554,716
   Ratios to average net assets:
     Net investment income ...........     4.36% 3       5.43%        4.25%         4.66%         4.74%        4.61%
     Expenses after waivers
        and/or reimbursements,
        including expenses of
        the Treasury
        Money Portfolio ..............     0.75% 3       0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses of
        the Treasury
        Money Portfolio ..............     0.78% 3       0.78%        0.77%         0.77%         0.77%        0.76%

--------------------------------------------------------------------------------
1    Unaudited.
2    Less than $0.01 per share.
3    Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. Cash Management Fund Investment and Treasury Money Fund Investment (each a 'Fund', and collectively, the 'Funds') are offered to investors by the Trust. Cash Management Fund Investment began operations on October 5, 1988 and Treasury Money Fund Investment began operations on November 1, 1988.

The Funds seek to achieve their investment objectives by investing substantially all of their assets in the following Portfolios: Cash Management Fund Investment in the Cash Management Portfolio and Treasury Money Fund Investment in the Treasury Money Portfolio (each a 'Portfolio' and collectively, the 'Portfolios'). The Portfolios are open-end management investment companies registered under the Act. The value of each Fund's investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At June 30, 2001, Cash Management Fund Investment invested approximately 2% of the Cash Management Portfolio, and Treasury Money Fund Investment invested approximately 33% of the Treasury Money Portfolio.

The financial statements of the Portfolios, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolios is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

C. INVESTMENT INCOME
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is each Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
During the period, each Fund had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to each of the Funds. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Funds. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.55% of each Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of each Fund through April 30, 2002, to the extent necessary, to limit all expenses as follows: Cash Management Fund Investment to 0.57% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.75% of the average daily net assets of the Fund, including expenses of the Portfolio; Treasury Money Fund Investment to 0.55% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.75% of the average daily net assets of the Fund, including expenses of the Portfolio.



NOTE 3--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:

                                                                                         Capital Loss Carryforward
                                 Net                                                               Expiration Year
                        Capital Loss      ------------------------------------------------------------------------
Fund                    Carryforward      2001      2002      2003      2004      2005     2006      2007     2008
------                  ------------      ----   -------      ----      ----   -------     ----      ----   ------
Cash Management
  Fund Investment            $54,190      $ --   $52,889      $ --      $ --   $ 1,301     $ --      $ --     $ --
Treasury Money
  Fund Investment             22,920        --        --        --        --        --       --     1,684   21,236


NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of the shareholders could have a material impact on the Funds.

At June 30, 2001, there was one shareholder who held 10% of the outstanding shares of the Treasury Money Fund Investment.

No shareholder owned more than 10% of the Cash Management Fund Investment.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              CERTIFICATE OF DEPOSIT--0.51%
              American Express Centurion Bank,
$50,000,000     3.79%, 7/23/01 ......... $   50,000,000
                                         --------------
TOTAL CERTIFICATE OF DEPOSIT
   (Amortized Cost $50,000,000) ........     50,000,000
                                         --------------
              EURODOLLAR CERTIFICATES OF
              DEPOSIT--14.72%
              Abbey National Treasury
                Services, PLC:
 15,000,000     5.48%, 7/17/01 .........     15,000,000
100,000,000     4.70%, 7/18/01 .........    100,000,000
 50,000,000     3.90%, 11/30/01 ........     50,000,000
              Banca Intesa Spa,
100,000,000     4.35%, 7/13/01 .........    100,000,000
              Bank of Scotland:
 50,000,000     3.97%, 7/30/01 .........     50,001,413
 35,000,000     4.61%, 9/4/01 ..........     35,001,617
              Banque Bruxelles Lambert:
 50,000,000     4.75%, 7/19/01 .........     50,000,000
 15,000,000     4.54%, 9/26/01 .........     15,001,281
              Barclays Bank PLC,
 25,000,000     5.27%, 10/30/01 ........     25,010,406
              Bayerische Hypo-und
                Vereinsbank AG,
 41,000,000     5.35%, 7/11/01 .........     40,999,897
              Bayerische Landesbank
                Girozentrale,
 35,000,000     5.52%, 7/19/01 .........     35,000,161
              Commerzbank AG:
 30,000,000     5.405%, 7/6/01 .........     30,000,016
 40,000,000     4.74%, 8/20/01 .........     40,000,000
 15,000,000     4.555%, 9/26/01 ........     15,009,141
              Credit Agricole
                Indosuez S.A.,
 35,000,000     4.03%, 6/13/02 .........     35,003,087
              Danske Bank A/S,
 34,000,000     3.67%, 8/28/01 .........     33,992,961
              Dresdner Bank AG,
 50,000,000     3.82%, 12/10/01 ........     50,000,000
              Halifax PLC,
 50,000,000     5.28%, 7/30/01 .........     50,001,866
              Ing Bank N.V.:
 50,000,000     3.99%, 7/5/01 ..........     50,000,042
 40,000,000     5.40%, 7/12/01 .........     40,000,000
              Landesbank Baden
                Wurttemberg:
 50,000,000     5.36%, 7/23/01 .........     50,010,678
 50,000,000     4.34%, 7/24/01 .........     50,002,085
 50,000,000     4.94%, 8/31/01 .........     50,001,188
 40,000,000     4.56%, 9/26/01 .........     40,025,787

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Landesbank Hessen-Thuringen
                Girozentrale:
$40,000,000     4.00%, 8/17/01 ......... $   40,007,537
 25,000,000     4.55%, 9/27/01 .........     24,989,686
 40,000,000     4.76%, 4/22/02 .........     40,152,433
              Lloyds TSB Bank PLC,
 20,000,000     5.00%, 2/5/02 ..........     20,076,574
              Merita Bank PLC,
125,000,000     4.31%, 7/25/01 .........    125,000,790
              Norddeutsche Landesbank
                Girozentrale:
 40,000,000     3.83%, 12/10/01 ........     40,003,226
 50,000,000     3.75%, 1/7/02 ..........     49,975,580
              Westdeutsche Landesbank
                Girozentrale,
 40,000,000     4.34%, 7/2/01 ..........     40,000,000
                                         --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $1,430,267,452) .....  1,430,267,452
                                         --------------
              YANKEE CERTIFICATES OF
              DEPOSIT--5.91%
              Bank Austria AG,
 20,000,000     4.47%, 9/28/01 .........     20,000,000
              Bank of America N.A.,
 37,000,000     4.07%, 11/7/01 .........     37,000,000
              Bank of Nova Scotia,
 45,000,000     4.70%, 9/17/01 .........     45,065,815
              Bank of Scotland,
 20,000,000     4.48%, 9/28/01 .........     19,994,145
              Bayerische Landesbank
                Girozentrale,
 20,000,000     5.05%, 2/26/02 .........     19,997,474
              Canadian Imperial Bank of
                Commerce,
 50,000,000     4.29%, 4/23/02 .........     50,000,000
              Commerzbank AG,
 42,000,000     6.825%, 9/5/01 .........     42,008,979
              Credit Agricole
                Indosuez S.A.,
 40,000,000     5.47%, 7/12/01 .........     40,000,000
              Dexia Bank Belgium,
 20,000,000     4.26%, 5/22/02 .........     20,000,863
              Landesbank Baden
                Wurttemberg:
 50,000,000     3.67%, 12/20/01 ........     50,004,663
 75,000,000     3.845%, 1/3/02 .........     75,001,880
              Natexis Banque
                Populaires:
 30,000,000     4.08%, 7/9/01 ..........     30,000,000
105,000,000     3.85%, 8/6/01 ..........    105,000,000
              Svenska Handelsbanken Inc.,
 20,000,000     4.255%, 6/3/02 .........     19,999,106
                                         --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $574,072,925) .......    574,072,925
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              EURODOLLAR TIME DEPOSITS--9.82%
              Allied Irish Banks Plc,
$50,000,000     3.65%, 12/21/01 ........ $   50,000,000
              Bank of America N.A.,
 25,000,000     4.40%, 7/20/01 .........     25,000,000
              Banque Bruxelles Lambert:
 15,000,000     5.20%, 8/13/01 .........     15,000,000
 50,000,000     3.97%, 8/20/01 .........     50,000,000
              Bayerische Landesbank
                Girozentrale,
 50,000,000     3.93%, 11/30/01 ........     50,000,000
              BNP Paribas,
 30,000,000     4.04%, 11/9/01 .........     30,000,000
              KBC Bank NV:
 12,000,000     5.64%, 7/9/01 ..........     12,000,000
  9,000,000     4.36%, 7/23/01 .........      9,000,000
              Landesbank Baden Wurttemberg:
 40,000,000     4.91%, 9/6/01 ..........     40,000,000
 50,000,000     3.93%, 11/30/01 ........     50,000,000
              Norddeutsche Landesbank
                Girozentrale,
 70,000,000     5.06%, 8/28/01 .........     70,000,000
              Societe Generale,
150,000,000     4.125%, 7/2/01 .........    150,000,000
              Svenska Handelsbanken Inc.,
 20,000,000     4.15%, 10/9/01 .........     20,000,000
              Union Bank of Switzerland,
383,185,716     4.063%, 7/2/01 .........    383,185,716
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $954,185,716) .......    954,185,716
                                         --------------
              FLOATING RATE NOTES 1--13.27%
              Abbey National Treasury Services Plc,
                Monthly Variable Rate,
 35,000,000     3.715%, 10/25/01 .......     34,994,486
              Abbott Laboratories,
                Monthly Variable Rate,
 35,000,000     4.03%, 3/1/02 ..........     35,000,000
              American Express Centurion Bank,
                Monthly Variable Rate:
 60,000,000     4.038%, 12/4/01 ........     60,000,000
 50,000,000     3.96%, 5/14/02 .........     50,000,000
              American Honda Finance Corp.,
                Monthly Variable Rate:
 25,000,000     4.068%, 8/2/01 .........     25,000,000
 35,000,000     3.825%, 6/25/02 ........     35,000,000
              American Honda Finance Corp.,
                Quarterly Variable Rate:
 25,000,000     4.01%, 11/20/01 ........     25,000,000
 30,000,000     4.04%, 5/21/02 .........     30,000,000
 60,000,000     3.928%, 6/10/02 ........     60,000,000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Associates Corp. of North America,
                Quarterly Variable Rate:
$35,000,000     4.378%, 2/4/02 ......... $   35,025,764
 56,400,000     4.155%, 2/22/02 ........     56,448,285
 25,000,000     4.223%, 5/17/02 ........     25,038,110
              Baltimore Gas & Electric,
                Quarterly Variable Rate,
                144a,
 10,000,000     4.585%, 2/15/02 ........     10,000,000
              Bank of America North America,
                Quarterly Variable Rate,
 10,000,000     3.97%, 9/6/01 ..........     10,004,581
              Bank of Austria,
                Quarterly Variable Rate,
 25,700,000     4.71%, 7/16/01 .........     25,699,923
              Bayerische Landesbank
                Girozentrale,
                Monthly Variable Rate,
 50,000,000     3.735%, 10/25/01 .......     49,993,680
              Boeing Capital Corp.,
                Quarterly Variable Rate,
 25,000,000     4.219%, 2/7/02 .........     24,992,034
              Chase Manhattan Corp.,
                Quarterly Variable Rate:
 20,000,000     3.82%, 3/22/02 .........     20,021,109
  7,000,000     4.53%, 4/23/02 .........      7,011,112
              Citigroup Inc.,
                Monthly Variable Rate,
120,000,000     3.96%, 7/12/02 .........    120,000,000
              Commerzbank Ag,
                Monthly Variable Rate,
 45,000,000     4.01%, 8/1/01 ..........     44,998,731
              Credit Suisse First Boston,
                Inc., Daily Variable Rate:
 25,000,000     3.98%, 3/20/02 .........     25,000,000
 20,000,000     3.965%, 5/7/02 .........     20,000,000
              Merrill Lynch & Co., Inc.,
                Daily Variable Rate:
 27,000,000     4.08%, 9/10/01 .........     27,003,818
 30,000,000     4.02%, 1/8/02 ..........     30,000,000
              Merrill Lynch & Co., Inc.,
                Monthly Variable Rate,
 25,000,000     4.081%, 10/11/01 .......     25,007,070
              Paccar Financial Corp.,
                Quarterly Variable Rate,
 20,000,000     4.46%, 4/26/02 .........     20,024,980
              Pitney Bowes Credit Corp.,
                Quarterly Variable Rate,
 21,000,000     3.978%, 4/8/02 .........     21,014,871

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Salomon Smith Barney Holding,
                Quarterly Variable Rate:
$ 5,000,000     4.337%, 9/18/01 ........ $    5,007,829
 16,290,000     4.235%, 2/11/02 ........     16,306,868
 46,015,000     4.24%, 5/14/02 .........     46,103,873
              Toyota Motor Credit Corp.,
                Monthly Variable Rate:
 55,000,000     4.028%, 4/2/02 .........     55,000,000
 50,000,000     3.93%, 5/15/02 .........     50,000,000
              Toyota Motor Credit Corp.,
                Quarterly Variable Rate,
 40,000,000     3.88%, 12/7/01 .........     40,000,000
              Unilever Capital Corp.,
                Quarterly Variable Rate,
 20,000,000     3.97%, 9/7/01 ..........     20,000,919
              Verizon Global Funding,
                Quarterly Variable Rate:
 45,000,000     3.737%, 3/20/02 ........     44,977,964
 39,000,000     3.848%, 3/21/02 ........     39,034,294
              Westpac Banking Corp.,
                Quarterly Variable Rate,
 21,000,000     3.86%, 9/13/01 .........     20,999,381
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,289,709,682) .....  1,289,709,682
                                         --------------
              COMMERCIAL PAPER--43.90%
              Asset Portfolio Funding Corp.:
 22,898,000     4.675%, 7/11/01 ........     22,871,238
111,745,000     4.26%, 7/25/01 .........    111,440,867
 50,000,000     3.63%, 9/20/01 .........     49,596,667
 56,674,000     3.77%, 12/10/01 ........     55,718,461
              BAE Systems Holdings, Inc.,
 55,000,000     4.69%, 7/6/01 ..........     54,971,339
              Bavaria Trust Corp.:
 70,000,000     3.90%, 7/2/01 ..........     70,000,000
150,000,000     3.90%, 7/6/01 ..........    149,935,000
 50,000,000     4.72%, 7/16/01 .........     49,909,194
              Bayerische Hypo-und
                Vereinsbank AG,
 40,000,000     5.23%, 7/10/01 .........     39,953,511
              BBL North America Funding
                Corp.:
 60,000,000     3.75%, 7/24/01 .........     59,862,500
 50,000,000     3.68%, 8/20/01 .........     49,749,556
100,000,000     3.675%, 8/22/01 ........     99,479,375
              Cafco,
 14,000,000     3.94%, 7/26/01 .........     13,963,227

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Citicorp,
$30,000,000     3.79%, 7/24/01 ......... $   29,930,517
              Compass Securitization Llc:
 50,000,000     4.65%, 7/13/01 .........     49,928,958
 20,525,000     3.97%, 8/20/01 .........     20,414,091
              Credit Suisse First Boston:
 50,000,000     5.09%, 7/23/01 .........     49,851,542
 20,000,000     5.10%, 7/23/01 .........     19,940,500
 60,000,000     5.12%, 7/6/01 ..........     59,965,867
              Depfa Bank Europe Plc:
100,000,000     4.25%, 7/23/01 .........     99,752,083
100,000,000     4.25%, 7/26/01 .........     99,716,667
100,000,000     4.29%, 7/24/01 .........     99,737,833
              Dexia Delaware Llc,
 37,000,000     4.15%, 7/24/01 .........     36,906,164
              Dorada Finance Inc.,
 25,000,000     4.68%, 7/16/01 .........     24,954,500
              Du Pont (EI) De Nemours & Co.:
 20,640,000     3.93%, 7/19/01 .........     20,601,696
 14,030,000     3.67%, 8/24/01 .........     13,954,195
 10,000,000     3.65%, 8/29/01 .........      9,941,194
              Falcon Asset Securitization
                Corp.,
 20,000,000     3.98%, 7/12/01 .........     19,977,889
              Fortis Funding Llc,
 50,000,000     3.82%, 7/27/01 .........     49,867,361
              Ge Capital International
                Funding Inc.:
 60,000,000     3.91%, 7/5/01 ..........     59,980,450
 30,000,000     4.68%, 7/10/01 .........     29,968,800
 55,000,000     3.97%, 7/19/01 .........     54,896,890
 60,000,000     3.83%, 8/10/01 .........     59,751,050
 40,000,000     3.80%, 10/26/01 ........     39,510,222
              Gillette Co.,
 20,000,000     4.85%, 8/21/01 .........     19,865,278
              GMAC International Finance
                B.V.,
100,000,000     4.15%, 7/2/01 ..........    100,000,000
              Goldman Sachs & Co.:
 30,000,000     5.37%, 7/17/01 .........     29,932,875
 25,000,000     3.75%, 11/29/01 ........     24,609,375
 55,000,000     3.75%, 11/30/01 ........     54,134,896
              Hitachi America Capital,
                Ltd.,
  7,000,000     3.85%, 7/17/01 .........      6,988,771
              J.P. Morgan Chase & Co.,
100,000,000     4.14%, 7/2/01 ..........    100,000,000
              K2 (USA) Llc:
 10,500,000     5.16%, 7/20/01 .........     10,472,910
 24,500,000     4.86%, 7/16/01 .........     24,453,695
 19,000,000     4.75%, 9/4/01 ..........     18,839,556
 56,000,000     4.79%, 9/10/01 .........     55,478,422
 16,850,000     4.55%, 9/24/01 .........     16,671,109
 25,000,000     3.81%, 1/10/02 .........     24,492,000
 17,000,000     3.62%, 1/11/02 .........     16,670,077
 17,000,000     3.62%, 2/15/02 .........     16,610,247

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Mellon Financial Corp.,
$30,000,000     3.91%, 7/27/01 ......... $   29,918,542
              Monte Rosa Capital Corp.:
 50,000,000     3.97%, 7/16/01 .........     49,922,806
 50,000,000     3.94%, 7/18/01 .........     49,912,444
              Moriarty Ltd:
 18,000,000     4.80%, 9/4/01 ..........     17,846,400
 50,000,000     4.56%, 9/26/01 .........     49,455,333
 13,150,000     5.14%, 7/19/01 .........     13,118,082
 65,000,000     5.13%, 8/20/01 .........     64,546,138
              National Rural Utilities Cfc.,
 40,000,000     3.90%, 7/27/01 .........     39,891,667
              Old Line Funding Corp.,
 50,000,000     3.93%, 7/27/01 .........     49,863,542
              Panasonic Finance, Inc.,
 75,000,000     4.145%, 7/2/01 .........     75,000,000
              Pennine Funding Llc:
 50,000,000     4.26%, 7/23/01 .........     49,875,750
 47,500,000     4.30%, 8/1/01 ..........     47,329,792
101,130,000     3.73%, 8/13/01 .........    100,687,641
 15,000,000     3.94%, 9/24/01 .........     14,862,100
 78,000,000     4.55%, 9/25/01 .........     77,161,381
 25,000,000     3.75%, 11/20/01 ........     24,632,812
              Quincy Capital Corp.,
 89,391,000     3.76%, 7/24/01 .........     89,185,599
              Receivables Capital Corp.:
100,000,000     3.85%, 7/13/01 .........     99,882,361
 46,000,000     3.85%, 7/16/01 .........     45,931,128
 11,850,000     3.83%, 7/19/01 .........     11,828,568
 15,000,000     4.29%, 7/27/01 .........     14,955,313
              Rio Tinto Finance Ltd.:
 10,000,000     4.15%, 7/2/01 ..........     10,000,000
 70,538,000     3.90%, 7/3/01 ..........     70,530,327
              Scaldis Capital Ltd.:
  5,621,000     3.95%, 7/12/01 .........      5,614,833
 25,000,000     4.25%, 9/21/01 .........     24,744,063
 25,483,000     4.18%, 10/10/01 ........     25,187,114
              Sheffield Receivables Corp.:
 30,000,000     5.92%, 7/2/01 ..........     30,000,000
 80,000,000     3.81%, 7/20/01 .........     79,847,600
 25,000,000     3.92%, 11/21/01 ........     24,613,444
 15,715,000     3.70%, 12/17/01 ........     15,443,654
              Sony Capital Corp.,
 30,000,000     3.85%, 7/13/01 .........     29,964,708
              Svenska Handelsbanken, Inc.,
 20,000,000     3.77%, 1/4/02 ..........     19,610,433

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Thames Asset Global
              Securitization
              No. 1:
$23,414,000     3.96%, 7/10/01 ......... $   23,393,396
 23,382,000     3.94%, 7/27/01 .........     23,318,024
 25,455,000     3.92%, 8/1/01 ..........     25,371,847
 38,601,000     3.72%, 8/7/01 ..........     38,457,404
 16,390,000     3.77%, 9/17/01 .........     16,257,837
              Three Rivers Funding,
 35,000,000     3.79%, 7/20/01 .........     34,933,675
              Transamerica Finance Corp.,
 10,000,000     4.69%, 7/9/01 ..........      9,990,881
              Tulip Funding Corp.:
137,859,000     3.79%, 7/20/01 .........    137,597,757
 12,058,000     4.57%, 9/4/01 ..........     11,960,035
              Verizon Network Funding
                Corp.:
 47,500,000     3.72%, 8/3/01 ..........     47,342,933
 50,000,000     3.97%, 7/31/01 .........     49,840,097
              Volkswagen Financial
                Services AG,
100,000,000     4.14%, 7/2/01 ..........    100,000,000
              Wells Fargo Bank, N.A.,
100,000,000     3.98%, 7/20/01 .........     99,801,000
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,265,847,076) .....  4,265,847,076
                                         --------------
              MONEY MARKET FUNDS--8.66%
250,000,000   Dreyfus Cash Management
                Fund ...................    250,000,000
205,000,000   J.P. Morgan
                Institutional Prime ....    205,000,000
              Money Fund,
211,381,000   Liquid Assets Portfolio ..    211,381,000
125,000,000   Prime Cash Obligation Fund    125,000,000
 50,000,000   Prime Obligation Fund ....     50,000,000
                                         --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $841,381,000) .......    841,381,000
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              FUNDING AGREEMENTS 1--2.42%
              Allstate Life Insurance,
                Quarterly Variable
                Rate, 2,3
$45,000,000     4.966%, 7/2/01 ......... $   45,000,000
              First Allmerica Financial
              Life Insurance:
                Quarterly Variable
                Rate, 2,3
 15,000,000     4.444%, 8/1/01 .........     15,000,000
 45,000,000     4.444%, 2/1/02 .........     45,000,000
              GE Capital Assurance,
                Quarterly Variable
                Rate, 2,3,
 20,000,000     4.07%, 3/1/02 ..........     20,000,000
              GE Life & Annuity
                Assurance Co.,
                Quarterly Variable
                Rate, 2,3,
 40,000,000     4.08%, 9/4/01 ..........     40,000,000
              Travelers Insurance Co.,
                Quarterly Variable
                Rate, 2,3,
 40,000,000     4.946%, 2/25/02 ........     40,000,000
 30,000,000     4.959%, 4/2/02 .........     30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS 1
   (Amortized Cost $235,000,000) .......    235,000,000
                                         --------------
              US GOVERNMENT AGENCY
              DISCOUNT NOTES--0.33%
              FREDN,
 32,371,000     4.87%, 7/20/01 .........     32,292,177
                                         --------------
TOTAL US GOVERNMENT AGENCY DISCOUNT NOTES
   (Amortized Cost $32,292,177) ........     32,292,177
                                         --------------
              AGENCY DISCOUNT NOTES--0.10%
              FFCB,
 10,000,000     4.54%, 2/26/02 .........      9,698,594
                                         --------------
TOTAL DEPOSIT NOTES
   (Amortized Cost $9,698,594) .........      9,698,594
                                         --------------

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              FEDERAL HOME LOAN BANK--0.45%
$10,000,000     4.35%, 6/11/02 ......... $   10,000,000
 33,000,000     5.25%, 5/1/02 ..........     33,267,898
                                         --------------
FEDERAL HOME LOAN BANK
   (Amortized Cost $43,267,898) ........     43,267,898
                                         --------------

              FEDERAL HOME LOAN MORTGAGE--0.77%
 10,000,000     4.25%, 5/29/02 .........     10,000,000
 19,465,000     7.25%, 5/15/02 .........     20,015,164
 25,000,000     4.80%, 4/23/02 .........     25,000,000
 20,000,000     3.90%, 7/3/02 ..........     19,996,800
                                         --------------
TOTAL FEDERAL HOME LOAN MORTGAGE
   (Amortized Cost $75,011,964) ........     75,011,964
                                         --------------

              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--0.61%
 30,000,000     6.375%, 1/16/02 ........     30,361,434
 30,000,000     3.91%, 3/22/02 .........     29,143,058
                                         --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $59,504,492) ........     59,504,492
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
      $9,860,238,976) ......... 101.47%  $9,860,238,976

LIABILITIES IN EXCESS
   OF OTHER ASSETS ............  (1.47)    (143,109,845)
                                ------   --------------
NET ASSETS .................... 100.00%  $9,717,129,131
                                ======   ==============

--------------------------------------------------------------------------------
1    Stated maturity is final maturity not next reset date.
2    Illiquid security.
3    Funding agreement subject to a thirty or ninety day demand feature.
Abbreviations:
FREDN -- Freddie Mac Discount Note
FFCB  -- Federal Farm Credit Bank

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT    SECURITY                                                  VALUE
------------------------------------------------------------------------------
              US TREASURY BILLS--11.94%
 $31,500,000   3.32%, 9/13/01 ................................. $   31,278,354
  18,500,000   3.44%, 9/20/01 .................................     18,358,578
  25,000,000   3.565%, 9/27/01 ................................     24,784,614
  25,000,000   3.56%, 10/4/01 .................................     24,777,500
  15,000,000   3.785%, 10/18/01 ...............................     14,829,675
  15,000,000   3.43%, 12/13/01 ................................     14,765,617
                                                                --------------
TOTAL US TREASURY BILLS
   (Amortized Cost $128,794,338) ..............................    128,794,338
                                                                --------------

              US TREASURY NOTES & BONDS--13.04%
  95,000,000   6.50%, 8/31/01 .................................     95,244,481
  20,000,000   5.875%, 10/31/01 ...............................     20,103,423
  25,000,000   7.50%, 11/15/01 ................................     25,343,992
                                                                --------------
TOTAL US TREASURY NOTES & BONDS
   (Amortized Cost $140,691,896) ..............................    140,691,896
                                                                --------------

              MONEY MARKET FUNDS--7.42%
  40,000,000   Aim Treasury Portfolio .........................     40,000,000
  40,000,000   Dreyfus Money Market ...........................     40,000,000
                                                                --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $80,000,000) ...............................     80,000,000
                                                                --------------

              REPURCHASE AGREEMENTS 1--67.27%
  40,000,000   Tri Party Repurchase Agreement with ABN Amro
               Bank NV, dated 6/20/01, 3.61%, principal and
               interest in the amount of $40,128,355, due
               7/23/01, (collateralized by a US Treasury Bill
               with a par value of $41,504,000, coupon rate of
               3.38%, due 12/20/01, with a market value of
               $40,800,051) ...................................     40,000,000

  42,000,000   Tri Party Repurchase Agreement with BNP Paribas,
               dated 6/29/01, 3.96%, principal and interest in
               the amount of $42,013,860, due 7/2/01,
               (collateralized by a US Strip Principal with a
               par value of $173,667,000, coupon rate of
               7.625%, due 2/15/25, with a market value of
               $42,840,176) ...................................     42,000,000

 163,752,784   Tri Party Repurchase Agreement with Credit Suisse
               First Boston Corp., dated 6/29/01, 4.02%,
               principal and interest in the amount of
               $163,807,641, due 7/2/01, (collateralized by US
               Government Strips2 with a par value of
               $368,027,000, coupon rates from 5.734% to 6.01%,
               due from 5/15/13 thru 8/15/17, with a market
               value of $167,029,861) .........................    163,752,784

  40,000,000   Tri Party Repurchase Agreement with Goldman
               Sachs & Co., dated 6/29/01, 3.94%, principal and
               interest in the amount of $40,013,133, due
               7/2/01, (collateralized by a FNMA with a par
               value of $39,164,000, coupon rates from 6.18% to
               7.125%, due from 2/15/05 thru 4/25/08, with a
               market value of $40,800,359) ...................     40,000,000

  75,000,000  Tri Party Repurchase Agreement with J.P. Morgan
               Inc., dated 6/29/01, 3.90%, principal and
               interest in the amount of $75,024,375, due
               7/2/01, (collateralized by US Treasury Notes
               with a par value of $72,371,000, coupon rates
               from 5.875% to 7.25%, due from 2/15/04 thru
               8/15/04, with a market value of $76,501,642) ...     75,000,000

  45,000,000   Tri Party Repurchase Agreement with Morgan
               Stanley, dated 6/22/01, 3.60%, principal and
               interest in the amount of $45,126,000, due
               7/23/01, (collateralized by a US Treasury Note
               with a par value of $44,015,000, coupon rate of
               5.375%, due 6/30/03, with a market value of
               $46,126,687) ...................................     45,000,000

  40,000,000   Tri Party Repurchase Agreement with Smith Barney,
               dated 6/29/01, 3.93%, principal and interest in
               the amount of $40,013,100, due 7/2/01,
               (collateralized by TIGERs with a par value of
               $1,260,875, coupon rate of 9.125%, due from
               11/15/01 thru 5/15/04, with a market value of
               $1,128,283 and by US Government Strips with a
               par value of $121,364,000, coupon rates of
               7.125% to 12.00%, due from 5/15/05 thru
               11/15/24, with a market value of $39,672,414) ..     40,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT    SECURITY                                                  VALUE
------------------------------------------------------------------------------

 $40,000,000   Tri Party Repurchase Agreement with Smith Barney,
               dated 6/29/01, 3.93%, principal and interest in
               the amount of $40,013,100, due 7/2/01,
               (collateralized by a US Treasury Note with a par
               value of $39,430,000, coupon rate of 5.50%, due
               3/31/03, with a market value of $40,819,655) ... $   40,000,000

 200,000,000   Tri Party Repurchase Agreement with Westdeutsche
               Landesbank Girozentrale, dated 6/28/01, 3.74%,
               principal and interest in the amount of
               $203,864,522, due 12/31/01, (collateralized by
               FNMA with a par value of $366,765,760, coupon
               rates from 6.00% to 7.632%, due from 4/1/11 thru
               11/1/37, with a market value of $205,514,398) ..    200,000,000

  40,000,000   Tri Party Repurchase Agreement with UBS Warburg
               LLC, dated 6/29/01, 3.97%, principal and
               interest in the amount of $40,013,233, due
               7/2/01, (collateralized by a FHLB with a par
               value of $640,000, coupon rate of 6.71%, due
               7/28/14, with a market value of $677,434 and by
               a Farmer Mac2 with a par value of $40,130,000,
               coupon rate of 4.729%, due 4/3/03, with a market
               value of $40,122,776) ..........................     40,000,000

TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $725,752,784)...............................    725,752,784
                                                                --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,075,239,018).................  99.67%     $1,075,239,018

OTHER ASSETS IN EXCESS OF LIABILITIES..............   0.33           3,609,764
                                                    ------      --------------
NET ASSETS......................................... 100.00%     $1,078,848,782
                                                    ======      ==============

--------------------------------------------------------------------------------
1 Market value disclosed for collateral on repurchase agreements is as of June 30, 2001. The term repurchase agreements are subject to a seven day demand feature.

2    Reflects rate as of June 30, 2001.

Abbreviations:
Farmer Mac--Federal Agricultural Mortgage Corp.
FHLB      --Federal Home Loan Bank
FNMA      --Federal National Mortgage Association
TIGER     --Treasury Investors Growth Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
                                                         CASH           TREASURY
                                                   MANAGEMENT              MONEY
                                                    PORTFOLIO          PORTFOLIO
                                               --------------     --------------
ASSETS
   Investments at value ..................     $9,860,238,976     $1,075,239,018
   Receivable for securities sold ........                 --         24,734,500
   Interest receivable ...................         36,770,186          3,131,223
   Cash ..................................            633,639            772,662
   Prepaid expenses and other ............                 --                806
                                               --------------     --------------
Total assets .............................      9,897,642,801      1,103,878,209
                                               --------------     --------------
LIABILITIES
   Payable for securities purchased ......        178,986,293         24,775,028
   Due to advisor ........................          1,441,198            190,055
   Accrued expenses and other ............             86,179             64,344
                                               --------------     --------------
Total liabilities ........................        180,513,670         25,029,427
                                               --------------     --------------
NET ASSETS ...............................     $9,717,129,131     $1,078,848,782
                                               ==============     ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .......................     $9,717,129,131     $1,078,848,782
                                               --------------     --------------
NET ASSETS ...............................     $9,717,129,131     $1,078,848,782
                                               ==============     ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)


                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
                                                          CASH         TREASURY
                                                    MANAGEMENT            MONEY
                                                     PORTFOLIO        PORTFOLIO
                                                 -------------    -------------
INVESTMENT INCOME
   Interest ...................................  $ 227,090,080    $  32,268,512
   Dividends ..................................     13,194,407               --
                                                 -------------    -------------
Total investment income .......................    240,284,487       32,268,512
                                                 -------------    -------------
EXPENSES
   Advisory fees ..............................      6,753,418          948,026
   Administration and services fees ...........      2,251,139          316,009
   Professional fees ..........................         41,169           15,445
   Trustees fees ..............................          4,451            4,878
   Miscellaneous ..............................         67,299           40,362
                                                 -------------    -------------
Total expenses ................................      9,117,476        1,324,720
Less: fee waivers and/or expense reimbursements     (1,013,359)         (60,771)
                                                 -------------    -------------
Net expenses ..................................      8,104,117        1,263,949
                                                 -------------    -------------
NET INVESTMENT INCOME .........................    232,180,370       31,004,563
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS         241,637           76,938
                                                 -------------    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....  $ 232,422,007    $  31,081,501
                                                 =============    =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                              FOR THE SIX MONTHS   FOR THE YEAR ENDED  FOR THE SIX MONTHS  FOR THE YEAR ENDED
                                  ENDED JUNE 30,         DECEMBER 31,      ENDED JUNE 30,        DECEMBER 31,
                                          2001 1                 2000              2001 1                2000
-------------------------------------------------------------------------------------------------------------
                                            CASH MANAGEMENT PORTFOLIO                TREASURY MONEY PORTFOLIO
                                 ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....   $    232,180,370    $    536,614,712    $     31,004,563    $     96,715,079
   Net realized gain (loss)
     from investment
     transactions ............            241,637             157,476              76,938             (65,926)
                                 ----------------    ----------------    ----------------    ----------------
Net increase in net assets
   from operations ...........        232,422,007         536,772,188          31,081,501          96,649,153
                                 ----------------    ----------------    ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES
   OF BENEFICIAL INTEREST
   Proceeds from capital
     invested ................     25,114,426,894      54,040,544,759       1,862,368,887       5,663,957,135
   Value of capital withdrawn     (24,435,416,788)    (51,872,337,295)     (2,245,360,093)     (6,859,152,216)
                                 ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in
     net assets from capital
     transactions in shares
     of beneficial interest ..        679,010,106       2,168,207,464        (382,991,206)     (1,195,195,081)
                                 ----------------    ----------------    ----------------    ----------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS .............        911,432,113       2,704,979,652        (351,909,705)     (1,098,545,928)
NET ASSETS
   Beginning of period .......      8,805,697,018       6,100,717,366       1,430,758,487       2,529,304,415
                                 ----------------    ----------------    ----------------    ----------------
   End of period .............   $  9,717,129,131    $  8,805,697,018    $  1,078,848,782    $  1,430,758,487
                                 ================    ================    ================    ================

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CASH                             FOR THE SIX
 MANAGEMENT                      MONTHS ENDED
 PORTFOLIO                           JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                       2001 1          2000         1999          1998         1997          1996
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...............$9,717,129    $8,805,697   $6,100,717    $5,464,253   $4,039,725    $3,261,910
   Ratios to average net assets:
     Net investment income ........      5.19% 2       6.28%        5.04%         5.37%        5.43%         5.27%
     Expenses after waivers
        and/or reimbursements .....      0.18% 2       0.18%        0.18%         0.18%        0.18%         0.18%
     Expenses before waivers
        and/or reimbursements .....      0.20% 2       0.20%        0.20%         0.20%        0.20%         0.20%

 TREASURY                            FOR THE SIX
 MONEY PORTFOLIO                    MONTHS ENDED
                                        JUNE 30,                                       FOR THE YEARS ENDED DECEMBER 31,
                                          2001 1          2000          1999           1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted).................. $1,078,849    $1,430,758    $2,529,304     $2,038,646    $2,119,300    $1,979,713
   Ratios to average net assets:
     Net investment income...........       4.93% 2       5.95%         4.76%          5.23%         5.29%         5.14%
     Expenses after waivers
        and/or reimbursements........       0.20% 2       0.20%         0.20%          0.20%         0.20%         0.20%
     Expenses before waivers
        and/or reimbursements........       0.21% 2       0.21%         0.20%          0.20%         0.20%         0.20%

--------------------------------------------------------------------------------
1    Unaudited.
2    Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
Cash Management Portfolio and Treasury Money Portfolio (each a 'Portfolio', and collectively, the 'Portfolios'), are registered under the Investment Company Act of 1940 (the 'Act'), as amended, as open-end management investment companies. Each Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and the Portfolios began operations on July 23, 1990.

B.  VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C.  SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E.  FEDERAL INCOME TAXES
Each Portfolio is considered to be a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required on the Portfolios.

F.  ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Effective April 30, 2001, each Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement each Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolios under the same fee structure.

During the period, each Portfolio had entered in an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to each Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of each of the Portfolios' average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolios are participants with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for these Portfolios under the credit facility for the six months ended June 30, 2001.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Funds.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Cash Management Fund Investment                                 CUSIP #055922108
Treasury Money Fund Investment                                  CUSIP #055922405
                                                                COMBMONSA (8/01)

Distributed by:
ICC Distributors, Inc.